UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scotsman Capital Management LLC
Address: 10 Rockefeller Plaza

         New York, NY  10020

13F File Number:  28-11729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James R. Gallop
Title:     Managing Partner
Phone:     212-713-7663

Signature, Place, and Date of Signing:

     James R. Gallop     New York, NY/USA     February 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $232,618 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     9551   113265 SH       Sole                        0        0   113265
AMERICAN INTL GROUP INC        COM              026874107     1681    28826 SH       Sole                        0        0    28826
AMERICAN SUPERCONDUCTOR CORP   COM              030111108      301    11000 SH       Sole                        0        0    11000
ANHEUSER BUSCH COS INC         COM              035229103     7480   142915 SH       Sole                        0        0   142915
ASTRAZENECA PLC                SPONSORED ADR    046353108     5203   121515 SH       Sole                        0        0   121515
BANK OF AMERICA CORPORATION    COM              060505104     4467   108257 SH       Sole                        0        0   108257
BECTON DICKINSON & CO          COM              075887109     6223    74450 SH       Sole                        0        0    74450
BOEING CO                      COM              097023105     3931    44945 SH       Sole                        0        0    44945
CHEVRON CORP NEW               COM              166764100     7691    82410 SH       Sole                        0        0    82410
CISCO SYS INC                  COM              17275R102     7032   259777 SH       Sole                        0        0   259777
COCA COLA CO                   COM              191216100      391     6366 SH       Sole                        0        0     6366
COMCAST CORP NEW               CL A SPL         20030N200     7860   433767 SH       Sole                        0        0   433767
CONOCOPHILLIPS                 COM              20825C104     9206   104260 SH       Sole                        0        0   104260
DEERE & CO                     COM              244199105      253     2714 SH       Sole                        0        0     2714
DU PONT E I DE NEMOURS & CO    COM              263534109     8796   199511 SH       Sole                        0        0   199511
EDUCATION RLTY TR INC          COM              28140H104      305    27100 SH       Sole                        0        0    27100
EOG RES INC                    COM              26875P101     9623   107820 SH       Sole                        0        0   107820
EXXON MOBIL CORP               COM              30231G102    10574   112866 SH       Sole                        0        0   112866
FEDEX CORP                     COM              31428X106     9472   106228 SH       Sole                        0        0   106228
GENERAL ELECTRIC CO            COM              369604103    12593   339717 SH       Sole                        0        0   339717
HOME DEPOT INC                 COM              437076102      564    20950 SH       Sole                        0        0    20950
HONEYWELL INTL INC             COM              438516106    10800   175402 SH       Sole                        0        0   175402
INTERNATIONAL BUSINESS MACHS   COM              459200101      225     2084 SH       Sole                        0        0     2084
JOHNSON & JOHNSON              COM              478160104    12290   184263 SH       Sole                        0        0   184263
JP MORGAN CHASE & CO           COM              46625H100    11299   258846 SH       Sole                        0        0   258846
KEYCORP NEW                    COM              493267108     1093    46602 SH       Sole                        0        0    46602
MICROSOFT CORP                 COM              594918104     9953   279574 SH       Sole                        0        0   279574
PFIZER INC                     COM              717081103      262    11506 SH       Sole                        0        0    11506
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605    32491  1123100 SH       Sole                        0        0  1123100
TEXAS INSTRS INC               COM              882508104     7921   237160 SH       Sole                        0        0   237160
TRANSOCEAN INC NEW             SHS              G90073100     7535    52635 SH       Sole                        0        0    52635
WACHOVIA CORP NEW              COM              929903102     1836    48265 SH       Sole                        0        0    48265
WAL MART STORES INC            COM              931142103    11710   246369 SH       Sole                        0        0   246369
WELLS FARGO & CO NEW           COM              949746101     1770    58630 SH       Sole                        0        0    58630
XM SATELLITE RADIO HLDGS INC   CL A             983759101      236    19300 SH       Sole                        0        0    19300